AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 97.0%			Health Care - 8.5%
Communication Services - 10.3%			AbbVie, Inc.[1]	117,362	$9,508,669
Cinemark Holdings, Inc. [1]	278,512	$8,775,913	Amgen, Inc.	53,717	11,605,558
Comcast Corp., Class A	378,404	16,343,269	Bristol-Myers Squibb Co.	283,713	17,859,734
The Interpublic Group of Cos., Inc. [1]	354,407	8,045,039	Pfizer, Inc.	314,617	11,716,337
Omnicom Group, Inc.[1]	157,540	11,864,337	Total Health Care		50,690,298
Verizon Communications, Inc.	274,545	16,318,955	Industrials - 8.4%
Total Communication Services		61,347,513	Delta Air Lines, Inc.	143,875	8,019,592
Consumer Discretionary - 6.6%			Fastenal Co.[1]	403,837	14,085,835
Cedar Fair LP, MLP	182,229	9,865,878	Illinois Tool Works, Inc.	55,323	9,680,419
Extended Stay America, Inc.	592,993	7,661,469	KAR Auction Services, Inc. [1]	185,268	3,894,333
Six Flags Entertainment Corp. [1]	144,289	5,501,740	MSC Industrial Direct Co., Inc. , Class A	41,429	2,820,072
Target Corp.	144,199	15,968,597	United Parcel Service, Inc. , Class B	109,583	11,344,032
Total Consumer Discretionary		38,997,684	Total Industrials		49,844,283
Consumer Staples - 7.5%			Information Technology - 7.9%
Kimberly-Clark Corp.	107,275	15,366,071	Cisco Systems, Inc.	315,603	14,508,270
PepsiCo, Inc.	84,089	11,942,320	Corning, Inc.	616,799	16,462,365
Unilever PLC, Sponsored ADR (United Kingdom) [1]	196,254	11,730,101	Intel Corp.	109,749	7,016,254
Walgreens Boots Alliance, Inc.	111,181	5,653,554	QUALCOMM, Inc.	108,094	9,221,499
Total Consumer Staples		44,692,046	Total Information Technology		47,208,388
Energy - 14.0%			Materials - 2.1%
Chevron Corp.	56,305	6,032,518	LyondellBasell Industries NV, Class A	115,016	8,955,146
Enterprise Products Partners LP, MLP	582,438	15,009,427	RPM International, Inc.	47,970	3,423,619
Exxon Mobil Corp.	121,666	7,557,892	Total Materials		12,378,765
Kinder Morgan, Inc.	937,236	19,560,115	Real Estate - 6.9%
Magellan Midstream Partners LP, MLP [1]	179,151	10,996,288	Iron Mountain, Inc. , REIT [1]	426,937	13,495,479
Marathon Petroleum Corp.	161,267	8,789,052	Ryman Hospitality Properties, Inc. , REIT	88,998	7,567,500
Valero Energy Corp.	74,997	6,322,997	Sabra Health Care REIT, Inc.	287,316	6,177,294
The Williams Cos., Inc.	449,664	9,303,548	Ventas, Inc., REIT	239,832	13,876,679
Total Energy		83,571,837	Total Real Estate		41,116,952
Financials - 18.3%			Utilities - 6.5%
Axis Capital Holdings, Ltd. (Bermuda)	159,203	10,228,793	AES Corp.	729,469	14,487,254
CNA Financial Corp.	193,120	8,618,946	Atlantica Yield PLC (United Kingdom)	311,368	8,944,046
Fidelity National Financial, Inc.	291,082	14,190,247	Dominion Resources, Inc.	176,710	15,152,883
Lazard, Ltd., Class A1	217,687	9,134,147	Total Utilities		38,584,183
The PNC Financial Services Group, Inc.	85,417	12,688,695	Total Common Stocks
			(Cost $460,873,286)		577,440,434
Stock Yards Bancorp, Inc.	107,443	4,162,342
Truist Financial Corp.	360,136	18,572,213
U. S. Bancorp	321,951	17,134,232
Wells Fargo & Co.	150,644	7,071,229
WesBanco, Inc.	217,622	7,207,641
Total Financials		109,008,485

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

	Principal
	Amount	Value		Shares	Value
Short-Term Investments - 4.7%			Other Investment Companies - 2.8%
Joint Repurchase Agreements - 1.9%[2]			Dreyfus Government Cash Management Fund,
			Institutional Shares, 1.49% [3]	5,520,720	$5,520,720
Bank of America Securities, Inc. , dated 01/31/20,
due 02/03/20, 1.570% total to be received			Dreyfus Institutional Preferred Government
$561,229 (collateralized by various			Money Market Fund, Institutional Shares,
U. S. Treasuries, 1.750% - 2.750%, 11/15/20 -			1.52% [3]	5,520,721	5,520,721
02/15/24, totaling $572,379)	$561,156	$561,156	JPMorgan U.S. Government Money Market Fund,
Cantor Fitzgerald Securities, Inc. , dated 01/31/20,			IM Shares, 1.52% [3]	5,688,015	5,688,015
due 02/03/20, 1.600% total to be received			Total Other Investment Companies		16,729,456
$2,668,291 (collateralized by various
U. S. Government Agency Obligations and			Total Short-Term Investments
U. S. Treasuries, 0.000% - 8.500%, 02/04/20 -			(Cost $27,962,352)		27,962,352
12/20/69, totaling $2,721,294)	2,667,935	2,667,935	Total Investments - 101.7%
Citigroup Global Markets, Inc., dated 01/31/20,			(Cost $488,835,638)		605,402,786
due 02/03/20, 1.590% total to be received			Other Assets, less Liabilities - (1.7)%		(10,088,622)
$2,668,289 (collateralized by various			Net Assets - 100.0%		$595,314,164
U. S. Government Agency Obligations and
U. S. Treasuries, 1.560% - 9.000%, 02/15/20 -
02/01/50, totaling $2,721,294)	2,667,935	2,667,935
HSBC Securities USA, Inc., dated 01/31/20, due
02/03/20, 1.590% total to be received
$2,668,289 (collateralized by various
U. S. Government Agency Obligations, 3.000% -
5.500%, 01/01/26 - 07/01/56, totaling
$2,721,294)	2,667,935	2,667,935
RBC Dominion Securities, Inc. , dated 01/31/20,
due 02/03/20, 1.580% total to be received
$2,668,286 (collateralized by various
U. S. Government Agency Obligations and
U. S. Treasuries, 0.000% - 6.500%, 04/23/20 -
02/01/50, totaling $2,721,294)	2,667,935	2,667,935
Total Joint Repurchase Agreements		11,232,896

[1] Some of these securities, amounting to $91,172,063 or 15.3% of net assets, were out on	ADR	American Depositary Receipt
loan to various borrowers and are collateralized by cash and various U. S. Treasury	MLP	Master Limited Partnership
Obligations. See below for more information.	REIT	Real Estate Investment Trust
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG River Road Dividend All Cap Value Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$577,440,434	—	—	$577,440,434
Short-Term Investments
Joint Repurchase Agreements	—	$11,232,896	—	11,232,896
Other Investment Companies	16,729,456	—	—	16,729,456
Total Investments in Securities	$594,169,890	$11,232,896	—	$605,402,786

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$91,172,063	$11,232,896	$83,306,171	$94,539,067

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-6.250%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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